Exhibit 99.5

Rebuttal Findings 03.07.2025

Seller:

Deal ID:

Total Loan Count: 790

Loans by Grade in Population
Loan Grade	Count	Percentage
1	662	83.80%
2	66	8.35%
3	62	7.85%

Trade Summary
Loan Status	Count	Percentage
Review Complete	727	92.03%
In Rebuttal	63	7.97%

Rebuttal Findings 03.07.2025

Seller:

Deal ID:

Total Loan Count: 790

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	139	139	139	62	77	0	0	62	0	65	12
2	1	0	0	1	0	0	0	0	0	1	0
1	2183	0	0	2183	0	0	0	0	0	0	2183
	47	0	0	47	0	0	0	0	0	0	47

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	10	10	0	0	0	0	0
Note - Missing Signature	5	5	0	0	0	0	0
Security Instrument - Inaccurate	2	2	0	0	0	0	0
Security Instrument - Missing Signature	1	1	0	0	0	0	0
Rescission Test	1	1	0	0	0	0	0
Security Instrument - Non-Borrowing Spouse/Missing	1	1	0	0	0	0	0
Credit	3	2	0	1	0	0	1
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
Income Variance	1	0	0	1	0	0	1
Valuation	127	127	0	0	62	0	65
Appraisal - Value is not supported within a 10% variance	127	127	0	0	62	0	65